ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative)	May 20, 2024	Sep. 19, 2023
Ordinary shares issued and outstanding description	the Company effected a one thousand-for-one subdivision of shares to shareholders, which increased the total number of authorized and issued ordinary shares of 50,000 to 50,000,000 and decreased the par value of ordinary shares from $1 to $0.001. Then the shareholders surrendered a pro-rata number of ordinary shares of 40,000,000 to the Company for no consideration and thereafter cancelled. Following the surrender, the issued and outstanding ordinary shares were 10,000,000 of par value of $0.001 per share. All share and per share data in the consolidated financial statements have been retroactively adjusted to reflect the surrender as if it has occurred at the beginning of the earliest period presented.
YLAN Technology [Member]
Equity ownership percentage		100.00%
YLAN Technology [Member] | Maximum [Member]
Equity ownership percentage		100.00%
YLAN Technology [Member] | Minimum [Member]
Equity ownership percentage		50.00%